LVIP SSGA International Managed Volatility Fund
LVIP SSGA International Managed Volatility Fund<br/>(Standard and Service Class)<br/><br/>Summary
Investment Objective
The investment objective of the LVIP SSGA International Managed Volatility Fund (the “Fund”) is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses<br/>(Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LVIP SSGA International Managed Volatility Fund		Standard Class	Service Class
Management Fee	[1]	0.23%	0.23%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)		0.38%	0.38%
Total Annual Fund Operating Expenses	[2],[3]	0.68%	0.93%
Less Expense Reimbursement	[4]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses	[5]	0.63%	0.88%
[1]	The Management Fee was restated to reflect the current fee structure of the Fund.
[2]	(including AFFE)
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[4]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.25% of the Fund’s average daily net assets for the Standard Class (and 0.50% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2020 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
[5]	(After Expense Reimbursement)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example - LVIP SSGA International Managed Volatility Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	64	213	374	842
Service Class	90	291	510	1,138

Expense Example, No Redemption - LVIP SSGA International Managed Volatility Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	64	213	374	842
Service Class	90	291	510	1,138

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
The Fund, under normal circumstances, pursues its investment objective by primarily investing in another mutual fund, the LVIP SSGA International Index Fund, an affiliate of the adviser, (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.

Underlying Fund Strategy. The Underlying Fund seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities. The Underlying Fund invests primarily in the securities of companies located in developed countries outside the United States. When evaluating the Underlying Fund’s performance, the MSCI EAFE® Index* is used as the benchmark. The MSCI EAFE® Index is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada. The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index. The Underlying Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Underlying Fund, under normal circumstances, invests at least 90% of its assets, determined at the time of purchase, in stocks held by the benchmark.

The Underlying Fund invests in stock index futures to maintain market exposure and manage cash flow. The Underlying Fund may purchase other types of securities that are not primarily investment vehicles, for example American Depository Receipts, Global Depositary Receipts, European Depositary Receipts, international equity exchange-traded funds (ETFs) and cash equivalents. Although the Underlying Fund may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

Managed Volatility Strategy. The Fund’s Adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM, as identified by the adviser, buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash.

* MSCI® and EAFE® are trademarks of MSCI Inc. (MSCI), and the Underlying Fund has obtained a license to use and to refer to these trademarks and the MSCI EAFE® Index. The Underlying Fund referred to herein is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Underlying Fund or any index on which such Underlying Fund is based.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an underlying fund, the Fund indirectly owns the same investments as those made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund's investment performance is affected by the Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Fund's principal risks.
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Tracking Error Risk. The Fund's performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, and other factors. While attempting to replicate the Index return, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
  Currency Management Strategy Risk. Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency rates may also fluctuate significantly, reducing returns.
  Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
  Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance may also be impacted by the Fund’s use of short or long futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates.
  Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
  Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the first quarter of 2017 at: 7.27%.

The Fund’s lowest return for a quarter occurred in the fourth quarter of 2018 at: (10.66%).
Average Annual Total Returns<br/> For periods ended 12/31/18
Average Annual Total Returns - LVIP SSGA International Managed Volatility Fund	1 year	Lifetime Since inception	Inception Date
Standard Class	(12.20%)	(1.06%)	Jan. 02, 2014
Service Class	(12.42%)	(1.30%)	Jan. 02, 2014
MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes)	(13.79%)	0.53%	Jan. 02, 2014